UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2861

Fidelity Money Market Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Money Market Trust
Retirement Money Market
Portfolio

November 30, 2014

1.810718.110

RMM-QTLY-0115

Investments November 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 62.1%
		Yield (a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 5.0%
BMO Harris Bank NA
	1/30/15	0.24%	$ 114,000	$ 114,000
Citibank NA
	12/16/14 to 3/6/15	0.23	134,000	134,000
RBS Citizens NA
	12/2/14	0.30	63,500	63,500
State Street Bank & Trust Co.
	6/8/15	0.23 (c)	50,000	50,000
Wells Fargo Bank NA
	2/6/15 to 8/18/15	0.21 to 0.24 (c)	265,000	265,000
				626,500
London Branch, Eurodollar, Foreign Banks - 2.1%
Commonwealth Bank of Australia
	12/22/14	0.22	24,000	24,000
National Australia Bank Ltd.
	1/5/15 to 3/10/15	0.22 to 0.25 (c)	235,000	235,000
				259,000
New York Branch, Yankee Dollar, Foreign Banks - 55.0%
Bank of Montreal
	7/14/15 to 8/18/15	0.23 to 0.24 (c)	142,000	142,000
Bank of Montreal Chicago CD Program
	12/5/14 to 8/13/15	0.10 to 0.24 (c)	151,000	151,000
Bank of Nova Scotia
	3/31/15 to 8/19/15	0.22 to 0.31 (c)	532,000	532,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
	12/2/14 to 5/1/15	0.11 to 0.25	582,000	582,000
Canadian Imperial Bank of Commerce
	5/1/15 to 8/12/15	0.22 to 0.32 (c)	277,000	277,000
Credit Agricole CIB
	12/29/14 to 1/5/15	0.24 to 0.25	161,000	161,000
Credit Industriel et Commercial
	12/1/14 to 12/5/14	0.13	245,000	245,000
Credit Suisse
	4/2/15 to 4/13/15	0.30 to 0.31 (c)	183,000	183,000
Credit Suisse AG
	1/12/15 to 2/6/15	0.29	196,000	196,000
Certificate of Deposit - continued
		Yield (a)	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
DnB NOR Bank ASA
	12/5/14	0.10%	$ 190,000	$ 190,000
KBC Bank NV
	12/2/14	0.12	25,000	25,000
Landesbank Baden-Wuerttemberg New York Branch
	12/1/14 to 12/3/14	0.15 to 0.25	447,000	447,000
Mitsubishi UFJ Trust & Banking Corp.
	4/14/15	0.28	16,000	16,000
Mizuho Corporate Bank Ltd.
	12/2/14 to 3/27/15	0.25	521,000	521,000
Natexis Banques Populaires New York Branch
	1/5/15 to 3/3/15	0.25 to 0.26 (c)	625,000	625,000
National Bank of Canada
	2/6/15 to 5/18/15	0.33 to 0.37 (c)	372,000	371,985
Rabobank Nederland New York Branch
	6/5/15	0.25	120,000	120,000
Royal Bank of Canada
	4/9/15 to 11/19/15	0.24 to 0.25 (c)	275,000	275,000
Sumitomo Mitsui Banking Corp.
	12/1/14 to 5/15/15	0.12 to 0.33 (c)	618,000	618,000
Sumitomo Mitsui Trust Banking Ltd.
	1/2/15 to 4/3/15	0.24	485,000	485,000
Swedbank AB
	12/8/14	0.25	126,000	126,000
Toronto-Dominion Bank
	12/5/14 to 10/6/15	0.10 to 0.31 (c)	258,000	257,989
UBS AG
	1/27/15 to 3/5/15	0.27 (c)	279,000	279,000
				6,825,974
TOTAL CERTIFICATE OF DEPOSIT (Cost $7,711,474)				7,711,474
Financial Company Commercial Paper - 10.7%

Barclays Bank PLC/Barclays U.S. CCP Funding LLC
	12/9/14 to 12/18/14	0.23 to 0.26	43,000	42,997
Financial Company Commercial Paper - continued
		Yield (a)	Principal Amount (000s)	Value (000s)
Barclays U.S. Funding Corp.
	12/15/14	0.25%	$ 167,000	$ 166,984
BAT International Finance PLC
	12/3/14 to 12/10/14	0.29 to 0.33	30,000	29,999
DNB Bank ASA
	3/18/15 to 6/1/15	0.25	81,000	80,910
General Electric Capital Corp.
	2/18/15	0.22	85,000	84,959
JPMorgan Securities LLC
	4/22/15 to 5/26/15	0.26 to 0.30 (c)	307,000	306,815
Landesbank Baden-Wurttemberg
	12/5/14	0.15	174,000	173,997
Lloyds Bank PLC
	12/1/14	0.10 to 0.11	272,000	272,000
Swedbank AB
	1/13/15 to 1/28/15	0.25	102,000	101,964
Toronto Dominion Holdings (U.S.A.)
	2/3/15	0.24	30,000	29,987
Toyota Motor Credit Corp.
	3/25/15	0.25	41,000	40,968
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER (Cost $1,331,580)				1,331,580
Other Commercial Paper - 1.5%

AT&T, Inc.
	12/1/14	0.27	16,000	16,000
Caisse centrale Desjardins
	12/3/14	0.11	24,000	24,000
Dominion Resources, Inc.
	12/1/14 to 12/3/14	0.27 to 0.28	7,000	7,000
NBCUniversal Enterprise, Inc.
	12/11/14	0.28	11,000	10,999
Northeast Utilities
	12/1/14 to 12/5/14	0.30	16,000	16,000
Sempra Global
	12/3/14 to 1/7/15	0.32 to 0.36	28,000	27,994
Other Commercial Paper - continued
		Yield (a)	Principal Amount (000s)	Value (000s)
Viacom, Inc.
	12/1/14 to 12/11/14	0.31 to 0.33%	$ 62,250	$ 62,247
Virginia Electric & Power Co.
	12/8/14	0.28	2,000	2,000
Xerox Corp.
	12/22/14	0.30	15,000	14,997
TOTAL OTHER COMMERCIAL PAPER (Cost $181,237)				181,237
Other Note - 1.7%

Medium-Term Notes - 1.7%
Dominion Resources, Inc.
	1/12/15	0.36 (b)(c)	36,000	36,000
International Bank Reconstruction & Development
	10/28/15	0.30	45,000	45,000
Svenska Handelsbanken AB
	5/15/15 to 5/27/15	0.30 to 0.31 (b)(c)	127,000	127,000
TOTAL OTHER NOTE (Cost $208,000)				208,000
Variable Rate Demand Note - 0.2%

Delaware - 0.2%
LP Pinewood SPV LLC Taxable, LOC Wells Fargo Bank NA, VRDN
(Cost $25,000)	12/5/14	0.15 (c)	25,000	25,000
Government Agency Debt - 2.7%

Federal Agencies - 2.7%
Federal Home Loan Bank
(Cost $340,996)	8/21/15 to 10/2/15	0.19 to 0.25	341,000	340,996
Other Instrument - 3.5%
		Yield (a)	Principal Amount (000s)	Value (000s)
Time Deposits - 3.5%
Credit Agricole CIB
	12/1/14	0.10%	$ 376,000	$ 376,000
ING Bank NV
	12/5/14	0.11	59,000	59,000
TOTAL OTHER INSTRUMENT (Cost $435,000)				435,000
Other Municipal Debt - 0.1%

Connecticut - 0.1%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1999, 0.27% tender 12/15/14, CP mode
(Cost $17,300)	17,300	17,300
Government Agency Repurchase Agreement - 3.9%
	Maturity Amount (000s)
In a joint trading account at 0.1% dated 11/28/14 due 12/1/14 (Collateralized by U.S. Government Obligations)#	$ 410,846	410,842
With:
Mitsubishi UFJ Securities (U.S.A.), Inc. at 0.09%, dated 10/1/14 due 12/1/14 (Collateralized by U.S. Government Obligations valued at $31,624,822, 2.47% - 3.65%, 9/1/23 - 6/20/44)	31,005	31,000
Mizuho Securities U.S.A., Inc. at 0.15%, dated 9/17/14 due 12/5/14 (Collateralized by U.S. Government Obligations valued at $40,812,807, 0% - 2.33%, 4/2/15 - 1/1/43)	40,020	40,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT (Cost $481,842)		481,842
Treasury Repurchase Agreement - 3.3%

With Federal Reserve Bank of New York at 0.07%, dated 11/28/14 due 12/1/14 (Collateralized by U.S. Treasury Obligations valued at $408,002,462, 3.13% - 3.63%, 2/15/21 - 2/15/42)
(Cost $408,000)	408,002	408,000
Other Repurchase Agreement - 11.1%
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - 11.1%
With:
BNP Paribas Securities Corp. at:
0.23%, dated 11/13/14 due 12/5/14 (Collateralized by Corporate Obligations valued at $6,300,725, 1.6% - 10.2%, 1/15/15 - 6/2/41)	$ 6,001	$ 6,000
0.35%, dated 11/28/14 due 12/1/14 (Collateralized by U.S. Government Obligations valued at $160,281,700, 0% - 6.5%, 10/1/32 - 12/25/44)	156,005	156,000
Citigroup Global Markets, Inc. at 1%, dated 11/18/14 due 4/2/15 (Collateralized by Corporate Obligations valued at $23,768,580, 0.3% - 9.08%, 8/2/20 - 2/28/52)	22,128	22,000
Credit Suisse Securities (U.S.A.) LLC at:
0.2%, dated 11/24/14 due 12/1/14 (Collateralized by U.S. Government Obligations valued at $5,152,153, 3%, 6/15/42)	5,000	5,000
0.43%, dated 11/26/14 due 12/3/14 (Collateralized by U.S. Government Obligations valued at $43,261,172, 2.47% - 2.8%, 9/16/53 - 3/16/55)	42,004	42,000
0.75%, dated:
10/31/14 due 4/2/15 (Collateralized by U.S. Government Obligations valued at $24,734,481, 0.36% - 0.57%, 10/16/53)	24,077	24,000
11/3/14 due 4/8/15 (Collateralized by U.S. Government Obligations valued at $12,367,318, 5.8% - 13.49%, 12/15/36 - 8/15/43)	12,039	12,000
11/4/14 due 4/10/15 (Collateralized by U.S. Government Obligations valued at $24,732,585, 0.36% - 0.70%, 10/16/47 - 10/16/53)	24,079	24,000
11/5/14 due 4/6/15 (Collateralized by U.S. Government Obligations valued at $16,491,440, 1.18% - 13.49%, 2/15/40 - 1/16/53)	16,051	16,000
11/26/14 due 4/30/15 (Collateralized by U.S. Government Obligations valued at $5,150,273, 6% - 6.4%, 9/15/38 - 3/15/44)	5,016	5,000
J.P. Morgan Clearing Corp. at 0.73%, dated 10/28/14 due 2/26/15 (Collateralized by Equity Securities valued at $46,770,468)	43,176	43,000
J.P. Morgan Securities, Inc. at:
0.22%, dated 11/26/14 due 12/3/14 (Collateralized by U.S. Government Obligations valued at $49,440,613, 4.87% - 6.39%, 1/25/38 - 12/25/42)	48,002	48,000
0.59%, dated 6/4/14 due 12/19/14 (Collateralized by Corporate Obligations valued at $8,427,460, 8.38%, 3/1/39)	8,026	8,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
J.P. Morgan Securities, Inc. at: - continued
0.63%, dated 7/16/14 due 2/11/15 (Collateralized by Mortgage Loan Obligations valued at $15,157,123, 0.35%, 12/25/46)	$ 14,051	$ 14,000
0.73%, dated:
10/24/14 due 2/26/15 (Collateralized by Mortgage Loan Obligations valued at $52,957,923, 0.35% - 0.66%, 3/25/35 - 8/25/47)	49,192	49,000
10/28/14 due 2/26/15 (Collateralized by Equity Securities valued at $40,243,615	37,146	37,000
11/18/14 due 2/26/15 (Collateralized by Mortgage Loan Obligations valued at $71,295,203, 0.29% - 1.61%, 8/25/35 - 8/25/47)	66,242	66,000
Merrill Lynch, Pierce, Fenner & Smith at:
0.25%, dated 11/28/14 due 12/5/14 (Collateralized by U.S. Government Obligations valued at $62,831,310, 2.91% - 3%, 1/25/22 - 3/25/38)	61,003	61,000
0.27%, dated:
11/26/14 due 12/3/14 (Collateralized by Equity Securities valued at $65,882,498)	61,003	61,000
11/28/14 due 12/5/14 (Collateralized by Equity Securities valued at $65,881,509)	61,003	61,000
0.4%, dated 11/28/14 due 12/1/14 (Collateralized by Municipal Bond Obligations valued at $91,551,559, 0% - 8%, 11/1/15 - 4/1/50)	87,003	87,000
0.78%, dated:
11/4/14 due 2/2/15 (Collateralized by Corporate Obligations valued at $29,177,061, 0.25% - 1%, 3/15/16 - 9/15/16)	27,053	27,000
11/10/14 due 2/10/15 (Collateralized by Corporate Obligations valued at $68,070,960, 0.25% - 4.25%, 4/15/15 - 6/1/36)	63,126	63,000
0.85%, dated 11/4/14 due 1/9/15 (Collateralized by Commercial Paper valued at $74,746,702, 12/1/14 - 12/2/14)	70,109	70,000
0.95%, dated:
10/6/14 due 2/6/15 (Collateralized by Corporate Obligations valued at $51,916,608, 0% - 33.89%, 8/7/33 - 11/25/49)	48,156	48,000
10/8/14 due 2/9/15 (Collateralized by Mortgage Loan Obligations valued at $17,304,625, 0% - 9.5%, 6/1/18 - 6/12/50)	16,052	16,000
10/9/14 due 2/9/15 (Collateralized by Mortgage Loan Obligations valued at $11,896,616, 0.33% - 6.98%, 8/15/24 - 11/9/42)	11,036	11,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
Mitsubishi UFJ Securities (U.S.A.), Inc. at 0.26%, dated:
11/6/14 due 12/5/14 (Collateralized by Equity Securities valued at $8,641,582)	$ 8,002	$ 8,000
11/10/14 due 12/5/14 (Collateralized by Equity Securities valued at $7,561,185)	7,002	7,000
11/21/14 due 12/5/14 (Collateralized by Equity Securities valued at $11,880,862)	11,003	11,000
Mizuho Securities U.S.A., Inc. at:
0.23%, dated 11/28/14 due 12/1/14 (Collateralized by U.S. Government Obligations valued at $4,111,280, 0% - 5.45%, 4/17/15 - 11/20/64)	4,000	4,000
0.3%, dated:
11/20/14 due 12/4/14 (Collateralized by Equity Securities valued at $6,480,609)	6,001	6,000
11/26/14 due 12/5/14 (Collateralized by Equity Securities valued at $11,880,576)	11,001	11,000
11/26/14 due 12/5/14 (Collateralized by Equity Securities valued at $15,120,659)	14,002	14,000
0.52%, dated 11/19/14 due 12/3/14 (Collateralized by U.S. Government Obligations valued at $5,150,683 2.50% - 6.59%, 5/15/24 - 11/15/42)	5,001	5,000
0.91%, dated:
9/2/14 due 12/1/14 (Collateralized by Corporate Obligations valued at $15,153,573, 0.31% - 3.23%, 4/17/15 - 6/25/37)	14,032	14,000
10/17/14 due 1/15/15 (Collateralized by U.S. Government Obligations valued at $9,296,998, 3.23% - 6.62%, 7/20/19 - 4/25/37)	9,020	9,000
10/21/14 due 1/20/15 (Collateralized by Corporate Obligations valued at $5,404,371, 0.42% - 3.23%, 4/17/15 - 12/25/35)	5,012	5,000
11/3/14 due 2/2/15 (Collateralized by Corporate Obligations valued at $14,037,076, 0.31% - 2.5%, 4/17/15 - 6/25/37)	13,030	13,000
11/5/14 due 2/3/15 (Collateralized by Corporate Obligations valued at $9,725,084, 0.31% - 2.5%, 4/17/15 - 6/25/36)	9,020	9,000
1.03%, dated 9/5/14 due 1/5/15 (Collateralized by Corporate Obligations valued at $9,740,561, 0.31% - 3.23%, 4/17/15 - 8/25/46)	9,031	9,000
RBC Capital Markets Co. at:
0.24%, dated 11/26/14 due 12/5/14 (Collateralized by U.S. Government Obligations valued at $14,382,969, 1.8% - 11.86%, 5/15/27 - 11/20/44)	14,001	14,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
RBC Capital Markets Co. at: - continued
0.29%, dated 9/23/14 due 12/5/14 (Collateralized by U.S. Government Obligations valued at $17,492,846, 2.26% - 7.08%, 2/15/23 - 11/20/44)	$ 17,012	$ 17,000
0.38%, dated 11/26/14 due 12/5/14 (Collateralized by Corporate Obligations valued at $15,120,799, 4% - 14%, 6/1/16 - 10/2/43)	14,002	14,000
0.4%, dated:
11/18/14 due 12/2/14 (Collateralized by Mortgage Loan Obligations valued at $5,291,553, 0.41% - 6.33%, 11/15/26 - 2/15/51)	5,001	5,000
11/19/14 due 12/3/14 (Collateralized by Corporate Obligations valued at $12,770,478, 0.26% - 5.19%, 7/15/19 - 4/15/43)	12,002	12,000
11/26/14 due 12/5/14 (Collateralized by Mortgage Loan Obligations valued at $12,960,720, 0.89%, 11/25/35)	12,002	12,000
SG Americas Securities, LLC at:
0.34%, dated 11/24/14 due 12/1/14 (Collateralized by Equity Securities valued at $24,841,646)	23,002	23,000
0.44%, dated 11/26/14 due 12/3/14 (Collateralized by Corporate Obligations valued at $40,952,503, 0.49% - 7.98%, 1/26/15 - 12/15/66)	39,003	39,000
Wells Fargo Securities, LLC at:
0.35%, dated 11/24/14 due 12/1/14 (Collateralized by Equity Securities valued at $6,480,472)	6,000	6,000
0.4%, dated 11/26/14 due 12/3/14 (Collateralized by Commercial Paper valued at $12,360,688, 12/3/14 - 1/26/15)	12,001	12,000
0.75%, dated 10/29/14 due 1/28/15 (Collateralized by Corporate Obligations valued at $16,211,138, 1.25% - 3.75%, 11/1/17 - 3/15/19)	15,028	15,000
TOTAL OTHER REPURCHASE AGREEMENT (Cost $1,376,000)		1,376,000
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $12,516,429)		12,516,429
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(103,113)
NET ASSETS - 100%		$ 12,413,316
Security Type Abbreviations
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $163,000,000 or 1.3% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$410,842,000 due 12/01/14 at 0.10%
BNP Paribas Securities Corp.	$ 4,972
BNY Mellon Capital Markets LLC	51,206
Bank of America NA	79,987
Barclays Capital, Inc.	56,721
J.P. Morgan Securities, Inc.	110,028
Mizuho Securities USA, Inc.	100,785
Societe Generale	7,143
$ 410,842
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At November 30, 2014, the cost of investment securities for income tax purposes was $12,516,429,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for
Fidelity ® Money Market Trust
Retirement Government
Money Market Portfolio

November 30, 2014

1.810688.110

RGM-QTLY-0115

Investments November 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Treasury Debt - 0.7%
	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 0.7%
U.S. Treasury Notes
2/28/15	0.15%
(Cost $26,141)		$ 26,000	$ 26,141
Government Agency Debt - 44.4%

Federal Agencies - 44.4%
Fannie Mae
12/19/14 to 10/21/15	0.13 to 0.15 (b)	95,000	95,242
Federal Farm Credit Bank
1/12/15 to 9/19/16	0.13 to 0.14 (b)	66,000	65,997
Federal Home Loan Bank
12/10/14 to 6/7/16	0.08 to 0.25 (b)	1,220,220	1,220,287
Freddie Mac
6/26/15 to 11/14/16	0.12 to 0.18 (b)	122,000	122,015
TOTAL GOVERNMENT AGENCY DEBT (Cost $1,503,541)			1,503,541
Government Agency Repurchase Agreement - 55.7%
	Maturity Amount (000s)
In a joint trading account at 0.1% dated 11/28/14 due 12/1/14 (Collateralized by U.S. Government Obligations) #	$ 687,084	687,078
With:
BNP Paribas Securities Corp. at 0.07%, dated:
10/9/14 due 12/5/14 (Collateralized by U.S. Government Obligations valued at $58,198,904, 1.32% - 6%, 9/1/17 - 11/20/44)	57,046	57,036
10/20/14 due 12/5/14 (Collateralized by U.S. Government Obligations valued at $74,472,331, 0.88% - 6%, 9/1/17 - 11/20/44)	73,009	72,996
10/21/14 due 12/5/14 (Collateralized by U.S. Government Obligations valued at $74,795,731, 0% - 6%, 1/1/18 - 11/20/44)	73,235	73,222
Citibank NA at 0.09%, dated 11/25/14 due 12/2/14:
(Collateralized by U.S. Government Obligations valued at $18,205,247, 0% - 6.25%, 4/2/15 - 5/15/29)	17,847	17,847
(Collateralized by U.S. Government Obligations valued at $109,319,141, 0% - 9.88%, 5/7/15 - 11/1/44)	107,081	107,079
Government Agency Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
ING Financial Markets LLC at:
0.08%, dated:
10/6/14 due 12/5/14 (Collateralized by U.S. Treasury Obligations valued at $44,838,771, 0% , 2/15/24 - 11/15/34)	$ 43,532	$ 43,526
10/10/14 due 12/5/14 (Collateralized by U.S. Treasury Obligations valued at $36,724,994, 0%, 2/15/17 - 11/15/34)	35,653	35,648
10/20/14 due 12/5/14 (Collateralized by U.S. Treasury Obligations valued at $22,561,090, 0% , 2/15/16 - 2/15/23)	21,902	21,899
0.1%, dated 11/25/14 due 12/5/14 (Collateralized by U.S. Treasury Obligations valued at $55,145,829, 0%, 2/15/22 - 5/15/31)	53,548	53,539
Merrill Lynch, Pierce, Fenner & Smith at:
0.08%, dated 10/20/14 due 12/5/14 (Collateralized by U.S. Government Obligations valued at $37,231,742, 2.88% - 3.01%, 9/13/24 - 7/9/27)	36,505	36,498
0.1%, dated 11/14/14 due 12/5/14 (Collateralized by U.S. Government Obligations valued at $146,819,613, 1.85% - 5%, 11/1/20 - 9/1/44)	143,961	143,934
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
0.09%, dated 10/1/14 due 12/1/14 (Collateralized by U.S. Government Obligations valued at $8,161,245, 2.42% - 3.5%, 3/1/42 - 6/20/44)	8,001	8,000
0.1%, dated 11/25/14 due 12/2/14 (Collateralized by U.S. Government Obligations valued at $73,441,225, 2.1% - 6.5%, 12/1/21 - 6/20/44)	72,001	72,000
0.13%, dated 10/1/14 due 12/1/14 (Collateralized by U.S. Government Obligations valued at $64,274,156, 2.11% - 6.5%, 7/1/24 - 8/1/44)	63,014	63,000
Mizuho Securities U.S.A., Inc. at 0.15%, dated 9/17/14 due 12/5/14 (Collateralized by U.S. Government Obligations valued at $10,203,188, 2.32% - 2.33%, 9/1/42 - 1/1/43)	10,005	10,000
RBC Capital Markets Corp. at:
0.08%, dated 10/16/14 due 12/5/14 (Collateralized by U.S. Government Obligations valued at $28,416,458, 1.75% - 5.5%, 11/1/25 - 11/20/44)	27,861	27,855
0.1%, dated:
9/5/14 due 12/4/14 (Collateralized by U.S. Government Obligations valued at $73,883,234, 0% - 8.5%, 12/1/16 - 11/20/44)	72,435	72,417
9/15/14 due 12/5/14 (Collateralized by U.S. Government Obligations valued at $55,376,294, 1.88% - 7.49%, 4/1/18 - 12/1/44)	54,240	54,226
Government Agency Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Wells Fargo Securities, LLC at:
0.11%, dated 11/26/14 due 12/3/14 (Collateralized by U.S. Government Obligations valued at $87,178,692, 3.5%,12/1/44)	$ 85,470	$ 85,468
0.12%, dated 11/28/14 due 12/5/14 (Collateralized by U.S. Government Obligations valued at $36,963,130, 3.5%,11/1/44)	36,239	36,238
0.13%, dated:
11/6/14 due 2/4/15 (Collateralized by U.S. Government Obligations valued at $44,377,066, 3.5%,11/1/44)	43,517	43,503
11/7/14 due 2/5/15 (Collateralized by U.S. Government Obligations valued at $49,501,831, 3.5%,11/1/44)	48,543	48,527
11/12/14 due 2/10/15 (Collateralized by U.S. Government Obligations valued at $15,301,050, 3.5%,11/1/44)	15,005	15,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT (Cost $1,886,536)		1,886,536
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $3,416,218)		3,416,218
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(28,565)
NET ASSETS - 100%		$ 3,387,653
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value (Amounts in thousands)
$687,078,000 due 12/01/14 at 0.10%
BNP Paribas Securities Corp.	$ 8,315
BNY Mellon Capital Markets LLC	85,636
Bank of America NA	133,768
Barclays Capital, Inc.	94,858
J.P. Morgan Securities, Inc.	184,007
Mizuho Securities USA, Inc.	168,549
Societe Generale	11,945
$ 687,078
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At November 30, 2014, the cost of investment securities for income tax purposes was $3,416,218,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Money Market Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Money Market Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	January 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	January 29, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	January 29, 2015